SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the assets

Computers and peripheral equipment	33%
Office furniture and equipment	6% to 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease, or the useful life of the assets

Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods

	Year Ending December 31,
			2027 and
	2025	2026	thereafter
Products	$152	$—	$—
Services	38,286	12,856	6,203

	$38,438	$12,856	$6,203

Schedule of significant changes in the deferred revenue

	Year Ended December 31,
	2024	2023
Balance at the beginning of the year	$55,730	$52,586

Revenue recognized	(26,586)	(17,469)
Increase in deferred revenues and customer advances	28,353	20,613

Balance at the end of the year	57,497	55,730
Less current portion at the end of the year	(38,438)	(38,820)

Long-term portion at the end of the year	$19,059	$16,910

Schedule of components of AOCI

	Gains (losses)
	on AFS	Gains (losses)
	marketable	on cash flow
	securities	hedges	Total
Balance as of January 1, 2024	$(3,730)	$(175)	$(3,905)

Other comprehensive gains (loss) before reclassifications, net of tax	1,798	(306)	1,492
Amounts reclassified from AOCI	882	2,645	3,527
Other comprehensive income, net of tax	2,680	2,339	5,019

Balance as of December 31, 2024	$(1,050)	$2,164	$1,114

	Year Ended December 31,
	2024	2023	2022
Amounts reclassified from AOCI
Cost of revenues	$634	$1,400	$814
Research and development expenses, net	1,217	2,983	1,735
Selling and marketing expenses	582	1,217	708
General and administrative expenses	212	967	426
Financial expenses	882	—	—

Total operating expenses before income taxes	$3,527	$6,567	$3,683

Schedule of weighted-average assumptions

	Year Ended December 31,
	2024	2023	2022
Dividend yield	1.13%	1.13%	1.13%
Expected volatility	40.19%-48.11%	46.24%	47.64%
Risk-free interest	3.98%-4.23%	4.57%	2.83%
Expected life	3.59-4.86 years	3.60 years	4.10 years

Schedule of share-based compensation expenses

	Year Ended December 31,
	2024	2023	2022
Cost of revenues	$369	$388	$425
Research and development expenses, net	2,108	2,685	3,481
Selling and marketing expenses	2,959	4,297	6,032
General and administrative expenses	2,792	4,010	5,184
Total share-based compensation expenses	$8,228	$11,380	$15,122